SCHEDULE OF COST REVENUE (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Exit Operations Limited – cost of café operation			$ 264,350
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Cost of Revenue	$ 230,759	$ 468,350	$ 264,349
Total for all related parties [member] | IDao Cao Limited [member]
IfrsStatementLineItems [Line Items]
Cost of Revenue		204,000
Total for all related parties [member] | Exit HK Limited [member]
IfrsStatementLineItems [Line Items]
Cost of Revenue	230,759
Total for all related parties [member] | Exit Operations Limited [member]
IfrsStatementLineItems [Line Items]
Cost of Revenue		$ 264,350